Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Unamortized debt discount, current	$ 714,684	$ 11,724
Unamortized debt discount, current	0	31,255,497	$ 0
Unamortized debt discount, noncurrent	$ 477,323	$ 289	$ 0
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,200,000,000	500,000,000	500,000,000
Commom stock, shares issued	10,712,319	3,331,916	1,661,431
Commom stock, shares outstanding	10,712,319	3,331,916	1,661,431
Common stock, shares to be issued	0	8,500	3,024,604
Non-Convertible Notes Payable [Member]
Unamortized debt discount, current		$ 11,724	$ 0
Series Z Preferred Stock [Member]
Preferred stock, shares authorized	500	500	500
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, stated value	$ 20,000	$ 20,000	$ 20,000
Preferred stock shares issued	383	500	0
Preferred stock shares outstanding	383	500	0
Series X Preferred Stock [Member]
Preferred stock, shares authorized		100	100
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, stated value		$ 20,000	$ 20,000
Preferred stock shares issued		0	16.05
Preferred stock shares outstanding		0	16.05
Series Y Preferred Stock [Member]
Preferred stock, shares authorized			1,000
Preferred stock, par value			$ 0.001
Preferred stock, stated value		$ 20,000
Preferred stock shares issued		0	654.781794
Preferred stock shares outstanding		0	654.781794
Series C Preferred Stock [Member]
Preferred stock, shares authorized		1,000	1,000
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock shares issued		0	1,000
Preferred stock shares outstanding		0	1,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized		6,000	6,000
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock shares issued		0	0
Preferred stock shares outstanding		0	0
Series B Preferred Stock [Member]
Preferred stock, shares authorized		2,000	2,000
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock shares issued		0	0
Preferred stock shares outstanding		0	0